Towd Point Mortgage Trust 2026-CES2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2026-CES2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”), Clayton Services LLC (“Clayton”) and Consolidated Analytics, Inc (“CA”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Clayton Redacted Loan ID	CA Redacted Loan ID
8	73191AE5-A468-4DB2-8D96-203D42CB3723	700054968
17	D59C8583-FB35-4543-974B-8AEA6F267FD8	700055248
19	56F17D13-9075-498F-8268-D6F83419D5D1
20	4ABC715F-9A71-48CF-A12B-39F6E7204ACB
21	30F6E764-A35E-40DE-89FE-D92B33CF38A5
64	D0CCA23C-98DA-4F6F-AE42-2401435C4991
467	1C569BD4-60C3-4844-899B-A6C26A45E133
724	3F698D1F-23B3-4D5B-94A4-192A5F2B01C4
367	AB24428C-A331-48C0-86AC-EFE73B0C9B7B